Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits		$ 2,845	$ 4,876	$ 4,503
Change in fair value of financial asset		30
Other interest income		487	1,583	686
Finance income		3,362	6,459	5,189
Interest expense on financial liabilities measured at amortised cost		157	299	422
Change in financial liability		1,421
Net foreign exchange loss		13,734	9,783	2,386
Impairment loss on trade and other receivables		1,563	816	604
Interest expense on lease liabilities	[1]	2,731
Finance and other charges		1,827	431	489
Finance costs		21,433	11,329	3,901
Net finance income (costs)		$ (18,071)	$ (4,870)	$ 1,288

[1]	Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 4,15,16 and 19)